Financial instruments (Details 1) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Monetary assets	$ 3,259	$ 2,948
Canada [Member]
IfrsStatementLineItems [Line Items]
Monetary assets	621	303
Monetary liabilities	893	868
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Monetary assets	5,543	7,048
Monetary liabilities	$ 23,172	$ 13,061